Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001777393
Document Type	8-K/A
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	ChargePoint Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39004
Entity Tax Identification Number	84-1747686
Entity Address, Address Line One	240 East Hacienda Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(408)
Local Phone Number	841-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CHPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by ChargePoint Holdings, Inc. on September 1, 2021 (the “Original Report”) to correct the EDGAR tag associated with the Original Report. While the Original Report was available on the Securities and Exchange Commission’s EDGAR site at 4:16 p.m. Eastern Time, because of a technical error, the Original Report incorrectly appeared on the EDGAR system as responsive to Item 2.01, “Completion of Acquisition or Disposition of Assets.” Except as noted above, this Amendment No. 1 does not modify or update the Original Report or Exhibit 99.1 thereto.